Exhibit 2. Consolidated companies, associates, and joint ventures - Interconexion Electrica S.A. ESP (Unaudited) (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Consolidated companies, associates, and joint ventures
Assets	$ 282,777,413		$ 302,792,431
Liabilities	180,852,778		188,889,342
Equity	101,924,635	$ 102,689,797	$ 113,903,089	$ 90,583,772
Profit (loss)	$ 21,092,433	$ 27,530,825
Interconexion Electrica S.A. E.S.P. | ATP Tower Holdings
Consolidated companies, associates, and joint ventures
Activity, associate	Telecommunications transport
Country/Domicile, associate	United States of America
Ownership Interest, associate	24.70%
Assets	$ 4,265,203
Liabilities	2,576,809
Equity	1,688,394
Profit (loss)	$ (19,164)
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica do Madeira [Member]
Consolidated companies, associates, and joint ventures
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Brazil
Ownership Interest, joint venture	51.00%
Assets	$ 6,286,123
Liabilities	2,821,217
Equity	3,464,906
Profit (loss)	$ 230,072
Interconexion Electrica S.A. E.S.P. | Interligacao Electrica Garanhuns
Consolidated companies, associates, and joint ventures
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Brazil
Ownership Interest, joint venture	51.00%
Assets	$ 1,334,544
Liabilities	382,140
Equity	952,404
Profit (loss)	$ 63,862
Interconexion Electrica S.A. E.S.P. | Interligacao Electrica Paraguacu
Consolidated companies, associates, and joint ventures
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Brazil
Ownership Interest, joint venture	50.00%
Assets	$ 1,508,843
Liabilities	498,283
Equity	1,010,560
Profit (loss)	$ 74,685
Interconexion Electrica S.A. E.S.P. | Interligacao Electrica Aimores
Consolidated companies, associates, and joint ventures
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Brazil
Ownership Interest, joint venture	50.00%
Assets	$ 954,447
Liabilities	334,667
Equity	619,780
Profit (loss)	$ 48,236
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica Ivai
Consolidated companies, associates, and joint ventures
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Brazil
Ownership Interest, joint venture	50.00%
Assets	$ 3,999,502
Liabilities	3,084,164
Equity	915,338
Profit (loss)	$ 171,733
Interconexion Electrica S.A. E.S.P. | Transmissora Alianca de Energia Eletrica
Consolidated companies, associates, and joint ventures
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Brazil
Ownership Interest, joint venture	14.88%
Assets	$ 14,578,138
Liabilities	8,769,989
Equity	5,808,149
Profit (loss)	$ 472,045
Interconexion Electrica S.A. E.S.P. | Interconexion Electrica Colombia Panama-Panama
Consolidated companies, associates, and joint ventures
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Panama
Ownership Interest, joint venture	50.00%
Assets	$ 21,860
Liabilities	3,084
Equity	18,776
Profit (loss)	$ (15,856)
Interconexion Electrica S.A. E.S.P. | Interconexion Electrica Colombia Panama-Colombia
Consolidated companies, associates, and joint ventures
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Colombia
Ownership Interest, joint venture	1.17%
Assets	$ 266
Liabilities	1
Equity	265
Profit (loss)	$ (2)
Interconexion Electrica S.A. E.S.P. | Transnexa
Consolidated companies, associates, and joint ventures
Activity, joint venture	Telecommunications transport
Country/Domicile, joint venture	Ecuador
Ownership Interest, joint venture	50.00%
Interconexion Electrica S.A. E.S.P. | Derivex
Consolidated companies, associates, and joint ventures
Activity, joint venture	Manage the negotiation system of operations on derivative financial instruments of electrical energy
Country/Domicile, joint venture	Colombia
Ownership Interest, joint venture	40.46%
Assets	$ 447
Equity	447
Profit (loss)	$ (402)
Interconexion Electrica S.A. E.S.P. | Parques de Rio [Member]
Consolidated companies, associates, and joint ventures
Activity, joint venture	Roads
Country/Domicile, joint venture	Colombia
Ownership Interest, joint venture	33.00%
Assets	$ 89
Liabilities	3
Equity	86
Profit (loss)	$ (30)
Interconexion Electrica S.A. E.S.P. | Conexin Kimal Lo Aguirre S.A. [Member]
Consolidated companies, associates, and joint ventures
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Chile
Ownership Interest, joint venture	33.33%
Assets	$ 721,017
Liabilities	263,565
Equity	457,452
Profit (loss)	$ 4,158
Interconexion Electrica S.A. E.S.P. | Consorcio Transmantaro
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Peru
Ownership Interest	60.00%
Assets	$ 8,182,331
Liabilities	6,310,996
Equity	1,871,335
Profit (loss)	$ 213,401
Interconexion Electrica S.A. E.S.P. | Interligacao Electrica Evrecy
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 304,403
Liabilities	26,263
Equity	278,140
Profit (loss)	$ (11,169)
Interconexion Electrica S.A. E.S.P. | Fundo De Investimento Assis
Consolidated companies, associates, and joint ventures
Activity	Trust - Special Purpose Entity
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 46,655
Equity	46,655
Profit (loss)	$ 588
Interconexion Electrica S.A. E.S.P. | Fundo de Investimento Barra Bonita Renda Fixa Referenciado
Consolidated companies, associates, and joint ventures
Activity	Trust - Special Purpose Entity
Country/Domicile	Brazil
Ownership Interest	35.00%
Assets	$ 4,082
Equity	4,082
Profit (loss)	$ 401
Interconexion Electrica S.A. E.S.P. | Fundo de Investimento Referenciado di Bandeirantes
Consolidated companies, associates, and joint ventures
Activity	Trust - Special Purpose Entity
Country/Domicile	Brazil
Ownership Interest	13.64%
Assets	$ 142,791
Equity	142,791
Profit (loss)	$ 8,985
Interconexion Electrica S.A. E.S.P. | Fundo de Investimento Xavantes Referenciado di
Consolidated companies, associates, and joint ventures
Activity	Trust - Special Purpose Entity
Country/Domicile	Brazil
Ownership Interest	14.20%
Assets	$ 453,128
Equity	453,128
Profit (loss)	$ 11,569
Interconexion Electrica S.A. E.S.P. | Interconexiones Viales
Consolidated companies, associates, and joint ventures
Activity	Roads
Country/Domicile	Chile
Ownership Interest	65.00%
Assets	$ 132
Liabilities	803
Equity	(671)
Profit (loss)	$ (4,416)
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica Aguapei
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 639,101
Liabilities	45,680
Equity	593,421
Profit (loss)	$ 46,521
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica Biguacu
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 463,846
Liabilities	57,239
Equity	406,607
Profit (loss)	$ 36,744
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica De Minas Gerais
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 460,365
Liabilities	41,256
Equity	419,109
Profit (loss)	$ 3,236
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica Itapura
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 173,388
Liabilities	12,376
Equity	161,012
Profit (loss)	$ 11,289
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica Itaquere
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 579,199
Liabilities	59,094
Equity	520,105
Profit (loss)	$ 40,230
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica Itaunes
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 491,096
Liabilities	36,683
Equity	454,413
Profit (loss)	$ 11,644
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica Norte E Nordeste
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 468,165
Liabilities	132,894
Equity	335,271
Profit (loss)	$ 23,813
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica Pinheiros
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 62,896
Liabilities	6,618
Equity	56,278
Profit (loss)	$ 6,110
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica Riacho Grande
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 105,765
Liabilities	29,098
Equity	76,667
Profit (loss)	$ 1,270
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica Serra Do Japi
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 418,725
Liabilities	28,635
Equity	390,090
Profit (loss)	$ 27,634
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica Sul
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 231,935
Liabilities	26,480
Equity	205,455
Profit (loss)	$ 13,273
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica Tibagi
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 251,998
Liabilities	25,105
Equity	226,893
Profit (loss)	$ 17,549
Interconexion Electrica S.A. E.S.P. | Internexa
Consolidated companies, associates, and joint ventures
Activity	Information and communications technologies
Country/Domicile	Colombia
Ownership Interest	99.50%
Assets	$ 518,004
Liabilities	425,656
Equity	92,348
Profit (loss)	$ (22,236)
Interconexion Electrica S.A. E.S.P. | Transamerican Telecomunication S.A.
Consolidated companies, associates, and joint ventures
Activity	Information and communications technologies
Country/Domicile	Argentina
Ownership Interest	99.50%
Assets	$ 38,333
Liabilities	20,912
Equity	17,421
Profit (loss)	$ (1,108)
Interconexion Electrica S.A. E.S.P. | Internexa Brazil Operadora De Telecomunicacoes
Consolidated companies, associates, and joint ventures
Activity	Information and communications technologies
Country/Domicile	Brazil
Ownership Interest	99.50%
Assets	$ 203,365
Liabilities	191,632
Equity	11,733
Profit (loss)	$ (15,501)
Interconexion Electrica S.A. E.S.P. | Internexa Chile
Consolidated companies, associates, and joint ventures
Activity	Information and communications technologies
Country/Domicile	Chile
Ownership Interest	98.50%
Assets	$ 72,496
Liabilities	53,656
Equity	18,840
Profit (loss)	$ (14,290)
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica JAGUAR 6 S.A.
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 225,550
Liabilities	12,330
Equity	213,220
Profit (loss)	$ 10,348
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica JAGUAR 8 S.A
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 121,085
Liabilities	8,857
Equity	112,228
Profit (loss)	$ 4,899
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica JAGUAR 9 S.A.
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 423,079
Liabilities	31,613
Equity	391,466
Profit (loss)	$ 28,979
Interconexion Electrica S.A. E.S.P. | Internexa Participacoes
Consolidated companies, associates, and joint ventures
Activity	Investment vehicle
Country/Domicile	Brazil
Ownership Interest	99.50%
Assets	$ 10,166
Liabilities	1,324
Equity	8,842
Profit (loss)	$ (13,624)
Interconexion Electrica S.A. E.S.P. | Internexa Peru
Consolidated companies, associates, and joint ventures
Activity	Information and communications technologies
Country/Domicile	Peru
Ownership Interest	99.50%
Assets	$ 303,563
Liabilities	256,660
Equity	46,903
Profit (loss)	$ 4,816
Interconexion Electrica S.A. E.S.P. | ISA Bolivia
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Bolivia
Ownership Interest	100.00%
Assets	$ 125,783
Liabilities	8,105
Equity	117,678
Profit (loss)	$ 5,059
Interconexion Electrica S.A. E.S.P. | ISA Capital Do Brasil
Consolidated companies, associates, and joint ventures
Activity	Investment vehicle
Country/Domicile	Brazil
Ownership Interest	100.00%
Assets	$ 5,564,972
Liabilities	559
Equity	5,564,413
Profit (loss)	$ 522,802
Interconexion Electrica S.A. E.S.P. | ISA CTEEP
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 28,788,164
Liabilities	13,338,881
Equity	15,449,283
Profit (loss)	$ 1,457,418
Interconexion Electrica S.A. E.S.P. | ISA Interchile
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Chile
Ownership Interest	100.00%
Assets	$ 6,517,095
Liabilities	5,203,405
Equity	1,313,690
Profit (loss)	$ 13,841
Interconexion Electrica S.A. E.S.P. | ISA Intercolombia
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Colombia
Ownership Interest	100.00%
Assets	$ 417,663
Liabilities	304,644
Equity	113,019
Profit (loss)	$ 25,126
Interconexion Electrica S.A. E.S.P. | ISA Intervial Chile
Consolidated companies, associates, and joint ventures
Activity	Roads
Country/Domicile	Chile
Ownership Interest	100.00%
Assets	$ 4,708,532
Liabilities	717,645
Equity	3,990,887
Profit (loss)	$ 323,463
Interconexion Electrica S.A. E.S.P. | ISA Intervial Colombia
Consolidated companies, associates, and joint ventures
Activity	Roads
Country/Domicile	Colombia
Ownership Interest	100.00%
Assets	$ 620
Equity	620
Profit (loss)	$ 33
Interconexion Electrica S.A. E.S.P. | ISA Inversiones Chile SpA
Consolidated companies, associates, and joint ventures
Activity	Investment vehicle
Country/Domicile	Chile
Ownership Interest	100.00%
Assets	$ 1,980,090
Liabilities	215,605
Equity	1,764,485
Profit (loss)	$ 68,356
Interconexion Electrica S.A. E.S.P. | ISA Inversiones Chile Vias SpA
Consolidated companies, associates, and joint ventures
Activity	Investment vehicle
Country/Domicile	Chile
Ownership Interest	100.00%
Assets	$ 4,078,002
Liabilities	165
Equity	4,077,837
Profit (loss)	$ 324,149
Interconexion Electrica S.A. E.S.P. | ISA Inversiones Costera Chile
Consolidated companies, associates, and joint ventures
Activity	Investment vehicle
Country/Domicile	Chile
Ownership Interest	100.00%
Assets	$ 609,354
Liabilities	815,968
Equity	(206,614)
Profit (loss)	$ (45,778)
Interconexion Electrica S.A. E.S.P. | ISA Inversiones Tolten
Consolidated companies, associates, and joint ventures
Activity	Investment vehicle
Country/Domicile	Chile
Ownership Interest	100.00%
Assets	$ 34
Equity	34
Profit (loss)	$ (2)
Interconexion Electrica S.A. E.S.P. | ISA Investimentos E Participacoes
Consolidated companies, associates, and joint ventures
Activity	Investment vehicle
Country/Domicile	Brazil
Ownership Interest	100.00%
Assets	$ 1,081,679
Liabilities	105
Equity	1,081,574
Profit (loss)	$ 59,341
Interconexion Electrica S.A. E.S.P. | ISA Peru
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Peru
Ownership Interest	99.98%
Assets	$ 1,005,540
Liabilities	821,725
Equity	183,815
Profit (loss)	$ 24,533
Interconexion Electrica S.A. E.S.P. | ISA REP
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Peru
Ownership Interest	60.00%
Assets	$ 1,960,767
Liabilities	1,507,293
Equity	453,474
Profit (loss)	$ 149,484
Interconexion Electrica S.A. E.S.P. | ISA Transelca
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Colombia
Ownership Interest	100.00%
Assets	$ 1,809,039
Liabilities	919,491
Equity	889,548
Profit (loss)	$ 107,111
Interconexion Electrica S.A. E.S.P. | Linear Systems RE
Consolidated companies, associates, and joint ventures
Activity	Other businesses
Country/Domicile	Bermudas
Ownership Interest	100.00%
Assets	$ 119,758
Liabilities	84,330
Equity	35,428
Profit (loss)	$ 3,689
Interconexion Electrica S.A. E.S.P. | Proyectos De Infraestructura Del Peru
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Peru
Ownership Interest	100.00%
Assets	$ 34,700
Liabilities	12,533
Equity	22,167
Profit (loss)	$ 9,706
Interconexion Electrica S.A. E.S.P. | Ruta Costera
Consolidated companies, associates, and joint ventures
Activity	Roads
Country/Domicile	Colombia
Ownership Interest	100.00%
Assets	$ 2,601,976
Liabilities	2,431,341
Equity	170,635
Profit (loss)	$ (7,247)
Interconexion Electrica S.A. E.S.P. | Ruta De La Araucania
Consolidated companies, associates, and joint ventures
Activity	Roads
Country/Domicile	Chile
Ownership Interest	100.00%
Assets	$ 899,448
Liabilities	458,278
Equity	441,170
Profit (loss)	$ 42,486
Interconexion Electrica S.A. E.S.P. | Ruta De Los Rios
Consolidated companies, associates, and joint ventures
Activity	Roads
Country/Domicile	Chile
Ownership Interest	75.00%
Assets	$ 332,927
Liabilities	240,274
Equity	92,653
Profit (loss)	$ 25,029
Interconexion Electrica S.A. E.S.P. | Ruta del Bosque
Consolidated companies, associates, and joint ventures
Activity	Roads
Country/Domicile	Chile
Ownership Interest	100.00%
Assets	$ 29,924
Liabilities	4,082
Equity	25,842
Profit (loss)	$ (18,387)
Interconexion Electrica S.A. E.S.P. | Ruta del Loa
Consolidated companies, associates, and joint ventures
Activity	Roads
Country/Domicile	Chile
Ownership Interest	100.00%
Assets	$ 1,232,237
Liabilities	897,639
Equity	334,598
Profit (loss)	$ 35,711
Interconexion Electrica S.A. E.S.P. | Ruta del Maipo
Consolidated companies, associates, and joint ventures
Activity	Roads
Country/Domicile	Chile
Ownership Interest	100.00%
Assets	$ 8,148,692
Liabilities	5,428,644
Equity	2,720,048
Profit (loss)	$ 257,527
Interconexion Electrica S.A. E.S.P. | Ruta del Maule
Consolidated companies, associates, and joint ventures
Activity	Roads
Country/Domicile	Chile
Ownership Interest	100.00%
Assets	$ 8,674
Liabilities	2,803
Equity	5,871
Profit (loss)	$ 267
Interconexion Electrica S.A. E.S.P. | Sistemas Inteligentes en Red
Consolidated companies, associates, and joint ventures
Activity	Other businesses
Country/Domicile	Colombia
Ownership Interest	99.77%
Assets	$ 20,803
Liabilities	9,753
Equity	11,050
Profit (loss)	$ 1,850
Interconexion Electrica S.A. E.S.P. | XM
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Colombia
Ownership Interest	99.73%
Assets	$ 367,977
Liabilities	311,517
Equity	56,460
Profit (loss)	$ 10,706